Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
IPO
Stock issuance costs	$ 9.3
Private placement
Stock issuance costs	$ 0.7